Consolidated statements of comprehensive income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	€ 137,308	€ 1,049,300	€ 40,431
Other comprehensive income (loss), items that may be subsequently reclassified to profit or loss, net of tax
Foreign currency translation effect	143,270	(83,087)	(10,110)
Actuarial loss	(24)	(224)	(3,716)
Proportionate share in other comprehensive income investments and associates	(2,179)	480	0
Reclassification of deferred accumulative translation result to income following the sale of the 12% share of ASMPT	0	23,053	0
Total other comprehensive income (loss)	141,067	(59,778)	(13,826)
Comprehensive income	278,375	989,522	26,605
Allocation of comprehensive income (loss):
Common shareholders	278,375	991,116	(1,642)
Non-controlling interest	€ 0	€ (1,594)	€ 28,247